Vessel Sales and Vessel Acquisitions (Detail) $ in Thousands	1 Months Ended									3 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($) vessel	Oct. 31, 2016 USD ($) vessel	Aug. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) vessel	Aug. 31, 2015 USD ($) vessel shares	Mar. 31, 2015 vessel	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	May 31, 2014 USD ($) subsidiary	Oct. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2014 USD ($) subsidiary vessel
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels											$ (20,594)	$ 771	$ 9,955
Aggregate proceeds received											27,550	11,080	154,000
Revolving credit facilities repaid											979,877	191,592	167,000
Net proceeds from common stock											7,558	$ 246,032	$ 111,190
Principal Maritime Tankers [Member] | Class A [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued (in shares) | shares					7,200,000							7,200,000
Number of common shares issued, non cash consideration					$ 49,300							$ 49,300
Principal Maritime Tankers [Member] | Class A [Member] | Teekay Corporation [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued (in shares) | shares												4,500,000
Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels, acquired | vessel					12
Number of vessels | vessel					12							12
Aggregate purchase price												$ 661,300
Aggregate purchase price, cash												612,000
Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Due January Twenty Nine Two Thousand Sixteen [Member]
Property, Plant and Equipment [Line Items]
Loan facility, amount												$ 397,200
Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Class A [Member] | Teekay Corporation [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued (in shares) | shares												13,600,000
Net proceeds from common stock												$ 90,600
Aframax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel													1
Aggregate purchase price								$ 37,000					$ 37,000
Aframax Tankers [Member] | Other Non-current Assets [Member]
Property, Plant and Equipment [Line Items]
Escrow fund								3,700					$ 3,700
Modern LR2 vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						4							4
Aggregate purchase price								$ 193,300					$ 193,300
Aframax Tanker And Lr Two Tankers [Member] | Due January Thirty Two Thousand Sixteen [Member]
Property, Plant and Equipment [Line Items]
Loan facility, amount							$ 126,600
Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels													$ 10,000
Aggregate proceeds received									$ 154,000
Number of subsidiaries sold | subsidiary									2				2
Tanker Investments Ltd [Member] | Revolving Credit Facilities [Member]
Property, Plant and Equipment [Line Items]
Revolving credit facilities repaid									$ 152,000
Tanker Investments Ltd [Member] | Working Capital [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received									1,700
Tanker Investments Ltd [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received									$ 154,000
MR Tanker 2 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels			$ (6,600)
Aggregate proceeds received			$ 14,000
MR Tanker 1 [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels	$ (8,100)
Aggregate proceeds received	13,200
Ship-to-ship Support Vessel [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels	$ 300
Number of vessels sold | vessel	2
Proceeds from sale of property, plant, and equipment	$ 400
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels											$ (6,200)
Sales price		$ 33,800
Number of vessels | vessel		2
Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels												$ 800
Number of tankers sold | vessel				1
Aggregate proceeds received				$ 11,200
Number of common stock issued (in shares) | shares					13,630,075		3,000,000	24,166,666		7,180,083
Net proceeds from common stock					$ 90,640		$ 13,685	$ 111,190		$ 49,268
MR Tanker 1 [Member] | Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel	1
MR Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel											2
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel											2
Suezmax Tankers [Member] | Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		2									2